Income Taxes - Components of income/(loss) before tax and income tax expense/(benefit) for PRC and non-PRC operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income/(loss) arising from PRC operations	¥ (85,525)	¥ (158,671)	¥ (235,019)
Income/(loss) arising from non-PRC operations	(10,614)	(37,442)	(17,466)
Loss before income taxes	(96,139)	(196,113)	(252,485)
Income tax expense/(benefit) relating to PRC operations	12,976	(6,037)	20,581
Income tax expense/(benefit) relating to non-PRC operations		(64,357)
Income tax expense/(benefit)	¥ 12,976	¥ (70,394)	¥ 20,581
Effective tax rate for PRC	(15.20%)	3.80%	(8.80%)
Effective tax rate for the Group	(13.50%)	35.90%	(8.20%)